OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
Long term payable		$ 166
Long term tax liability (Note 14a)	91	222
Deferred tax liability, net	54	352
Other long-term liabilities, total	$ 145	$ 740